SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES, Unearned Revenue (Q1) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Unearned revenue recognized	$ 695,900	$ 386,900
Deferred revenue reorganization period	12 months	12 months